LEASE OBLIGATIONS (Details)	12 Months Ended
Dec. 31, 2025
mining equipment
Disclosure of detailed information about property, plant and equipment [line items]
Lease term	3 years
vehicles | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Lease term	3 years
vehicles | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Lease term	10 years
Buildings | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Lease term	3 years
Buildings | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Lease term	10 years